Other Income (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 19, 2013
Other Income		$ 778	$ 3,108	$ 2,563
Net other-than-temporary impairments on investment securities		(173)	(747)	(140)
Eliminations
Other Income		71	222	(94)
Parent [Member]
Purchases and Sales of Business Interests		188	1,750	574
Licensing And Royalty Income		288	320	290
Associated Companies		176	40	1,545
Interest and investment income from GECC		(77)	116	196
Other items		132	660	52
Other Income		707	2,886	2,657
Gain (Loss) on Sale of Assets and Asset Impairment Charges		127	$ 357
Net other-than-temporary impairments on investment securities		$ 217
NBCU LLC [Member]
Pre Tax Gain On Sale Of Business	$ 1,096
Equity Method Investment, Ownership Percentage					49.00%
Income (Loss) from Equity Method Investments				$ 1,416